SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Currency swap under fair value option, total (losses) gain	¥ (10,219)	$ (1,462)	¥ (2,420)	¥ 0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Structured deposits			90,422
Structured deposits under fair value option, total (losses) gain			(422)
Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets in public cloud asset group			4,894,018
Long-lived assets in public cloud asset group, Total gains (losses)			(919,724)
Quoted prices in active markets for identical assets (Level 1) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Structured deposits			0
Quoted prices in active markets for identical assets (Level 1) | Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets in public cloud asset group			0
Significant other observable inputs (Level 2) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Structured deposits			90,422
Significant other observable inputs (Level 2) | Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets in public cloud asset group			0
Significant unobservable inputs (Level 3) | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Structured deposits			0
Significant unobservable inputs (Level 3) | Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets in public cloud asset group			¥ 4,894,018